Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Evolution of the Group's Right-of-use Assets
The evolution of the Group’s
right-of-use
assets as of December 31, 2024, 2023 and 2022 is as follows:

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment	Gas stations	Transportation equipment	Total
Cost	33	352	281	101	305	1,072
Accumulated depreciation	11	222	164	36	120	553

Balance as of December 31, 2021	22	130	117	65	185	519

Cost
Increases	2	148	17	5	134	306
Translation effect	-	-	-	(8)	-	(8)
Adjustment for inflation (2)	1	-	-	11	-	12
Decreases, reclassifications and other movements	(3)	(5)	(15)	(9)	(69)	(101)

Accumulated depreciation
Increases	9	81	57	12	112	271	(1)
Translation effect	-	-	-	(4)	-	(4)
Adjustment for inflation (2)	-	-	-	5	-	5
Decreases, reclassifications and other movements	(1)	(2)	(12)	(5)	(65)	(85)

Cost	33	495	283	100	370	1,281
Accumulated depreciation	19	301	209	44	167	740

Balance as of December 31, 2022	14	194	74	56	203	541

Cost
Increases	13	93	169	1	128	404
Translation effect	(1)	-	-	(18)	-	(19)
Adjustment for inflation (2)	-	-	-	11	-	11
Decreases, reclassifications and other movements	(5)	(21)	(1)	-	-	(27)

Accumulated depreciation
Increases	6	119	43	9	111	288	(1)
Translation effect	(1)	-	-	(10)	-	(11)
Adjustment for inflation (2)	-	-	-	6	-	6
Decreases, reclassifications and other movements	-	(4)	-	-	-	(4)

Cost	40	567	451	94	498	1,650
Accumulated depreciation	24	416	252	49	278	1,019

Balance as of December 31, 2023	16	151	199	45	220	631

Cost
Increases	12	16	219	11	186	444
Translation effect	-	-	-	(3)	-	(3)
Adjustment for inflation (2)	1	-	-	14	-	15
Decreases, reclassifications and other movements	(1)	(15)	(59)	(2)	(11)	(88)

Accumulated depreciation
Increases	7	101	88	12	123	331	(1)
Translation effect	-	-	-	(3)	-	(3)
Adjustment for inflation (2)	1	-	-	10	-	11
Decreases, reclassifications and other movements	-	(15)	(56)	(1)	(11)	(83)

Cost	52	568	611	114	673	2,018
Accumulated depreciation	32	502	284	67	390	1,275

Balance as of December 31, 2024	20	66	327	47	283	743

(1)
Includes 270, 220 and 214 that were charged to “Depreciation of right-of-use
assets” line in the statement of comprehensive income for the years ended December 31, 2024, 2023 and 2022, respectively, (see Note 27), and includes 61, 68 and 57 that were capitalized in “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)
Corresponds to adjustment for inflation of opening balances of right-of-use
assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.